Inventories	12 Months Ended
Dec. 31, 2020
Disclosure of Inventories [Abstract]
Inventories
10.	INVENTORIES

	2020	2019
Finished products	3,592,864	1,253,145
Raw materials and packaging	1,015,156	253,063
Consumables	170,188	82,228
Work in progress	36,025	27,346
Allowance for losses	(269,963)	(185,232)
	4,544,270	1,430,550

The changes in the provision for inventory losses for the year ended December 31, 2020 and 2019 are as follows:

Balance as of December 31, 2018	(178,268)
Additions, net (a)	(147,140)
Write-offs (b)	136,431
Exchange rate variation	3,745
Balance as of December 31, 2019	(185,232)
Additions, net (a)	(341,799)
Write-offs (b)	354,692
Exchange rate variation	(97,624)
Balance as of December 31, 2020	(269,963)

(a)

Refer to the recognition of net allowance for losses due to discontinuation, expiration and quality, to cover expected losses on the realization of inventories, pursuant to the Company’s and its subsidiaries policy.

(b)	Consist of write-offs of products discarded by the Company.